Schedule of Investments
November 30, 2025 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.28%

Aircraft - 2.77%
The Boeing Co. (2)	3,640	687,960

Aircraft Engines & Engine Parts - 2.82%
RTX Corp.	4,000	699,640

Beverages - 2.06%
The Coca-Cola Co.	7,000	511,840

Computer Peripheral Equipment - 1.07%
Palo Alto Networks, Inc. (2)	1,400	266,182

Electric Services - 3.34%
American Electric Power Co., Inc.	2,000	247,540
NextEra Energy, Inc.	6,750	582,458

		829,998

Electromedical & Electrotherapeutic Apparatus - 1.92%
Medtronic plc (Ireland)	4,525	476,618

Electronic Computers - 3.93%
Apple, Inc.	3,504	977,090

Fire, Marine & Casualty Insurance - 4.20%
Berkshire Hathaway, Inc. Class B (2)	1,285	660,246
Progressive Corp.	1,670	382,079

		1,042,325

Hospital & Medical Service Plans - 1.04%
UnitedHealth Group, Inc.	785	258,869

Industrial Inorganic Chemicals - 1.98%
Linde plc (United Kingdom)	1,200	492,384

Industrial Instruments For Measurement, Display & Control - 2.50%
MKS Instruments, Inc.	3,970	620,868

Measuring & Controlling Devices - 2.13%
Thermo Fisher Scientific, Inc.	895	528,793

Motor Vehicles & Passenger Car Bodies - 2.09%
Ford Motor Co.	39,000	517,920

Motors & Generators - 1.83%
Generac Holdings, Inc. (2)	3,000	454,890

National Commercial Banks - 6.50%
Bank of America Corp.	12,000	643,800
JPMorgan Chase & Co.	3,100	970,548

		1,614,348

Petroleum Refining- 2.21%
Exxon Mobil Corp.	4,735	548,881

Pharmaceutical Preparations - 8.00%
Eli Lily & Co.	635	682,923
Johnson & Johnson	3,400	703,528
Merck & Co., Inc.	5,730	600,676

		1,987,127

Retail - Catalog & Mail-Order Houses - 3.57%
Amazon.com, Inc. (2)	3,800	886,236

Retail - Lumber & Other Building Materials Dealers - 2.11%
The Home Depot, Inc.	1,470	524,672

Retail-Variety Stores - 2.62%
Dollar General Corp.	5,935	649,823

Semiconductors & Related Devices - 8.44%
Broadcom, Inc.	2,570	1,035,607
NVIDIA Corp.	6,000	1,062,000

		2,097,607

Services - Business Services - 2.91%
Fiserv, Inc. (2)	3,310	203,466
Visa, Inc. Class A	1,550	518,382

		721,848

Services - Computer Programming, Data Processing, Etc. - 9.26%
Alphabet, Inc. Class A	4,539	1,453,297
Meta Platforms, Inc. Class A	1,305	845,575

		2,298,872

Services - Equipment Rental & Leasing - 2.30%
United Rentals, Inc.	700	570,626

Services - Medical Laboratories - 2.34%
Laboratory Corp. of America Holdings	2,160	580,565

Services-Miscellaneous Amusement & Recreation - 1.93%
The Walt Disney Co. (2)	4,590	479,517

Services - Prepackaged Software - 8.24%
Adobe, Inc. (2)	1,455	465,789
Cloudflare, Inc. Class A (2)	2,900	580,609
Intuit, Inc.	350	221,928
Microsoft Corp.	1,580	777,376

		2,045,702

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.83%
The Procter & Gamble Co. (2)	3,068	454,555

Surgical & Medical Instruments & Apparatus - 2.36%
Stryker Corp.	1,580	586,464

Total Common Stock	(Cost $ 12,535,253)	24,412,222

Real Estate Investment Trusts - 1.34%

American Tower Corp.	1,840	333,537

Total Registered Investment Companies	(Cost $ 300,523)	333,537

Money Market Registered Investment Companies - 0.26%

Federated Treasury Obligation Fund - Institutional Shares - 3.82% (3)	63,996	63,996

Total Money Market Registered Investment Companies	(Cost $ 63,996)	63,996

Total Investments - 99.88%	(Cost $ 13,781,552)	24,809,755

Other Assets Less Liabilities - 0.12%		28,765

Total Net Assets - 100.00%		24,838,520

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$24,809,755	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,809,755	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2025.